Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2010 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	0.03%	[1]
Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	6.27%	[1]
Class A
Average Annual Return:
1 Year	(6.34%)
5 Years	(4.27%)
10 Years (or life of class, if less)	(4.27%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.99%)
5 Years	(4.69%)
10 Years (or life of class, if less)	(4.69%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.00%)
5 Years	(3.75%)
10 Years (or life of class, if less)	(3.75%)
Class B
Average Annual Return:
1 Year	(6.50%)
5 Years	(4.33%)
10 Years (or life of class, if less)	(4.17%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	(2.48%)
5 Years	(3.93%)
10 Years (or life of class, if less)	(3.95%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	(2.03%)
5 Years	(3.38%)
10 Years (or life of class, if less)	(3.38%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	(0.48%)
5 Years	(2.89%)
10 Years (or life of class, if less)	(2.90%)
Inception Date	Dec. 15, 2006

[1]	From 11/30/06.